Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss in the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	(EUR’000)		(EUR’000)
Revenue
Sale of commercial products	31,389	35,895	97,888	67,446
Rendering of services	3,740	10,909	8,364	12,079
Sale of clinical supply	—	—	1	254
Licenses	869	589	25,639	1,203
Total revenue	35,998	47,393	131,892	80,982
Attributable to
Commercial customers	31,389	35,895	97,888	67,446
Collaboration partners and license agreements	4,609	11,498	34,004	13,536
Total revenue	35,998	47,393	131,892	80,982
Specified by timing of recognition
Recognized over time	3,740	10,909	8,364	12,079
Recognized at a point in time	32,258	36,484	123,528	68,903
Total revenue	35,998	47,393	131,892	80,982
Specified per geographical area
Europe	5,082	—	6,649	—
North America	29,394	46,758	122,075	79,828
Asia	1,522	635	3,168	1,154
Total revenue	35,998	47,393	131,892	80,982